Shareholders' Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended					12 Months Ended
	May 08, 2017	Feb. 17, 2015	May 16, 2019	Mar. 15, 2019	Feb. 25, 2019	Jul. 18, 2018	Nov. 30, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Shareholders' Equity (Textual)
Issuance of ordinary shares								$ 527	$ 349	$ 746
Trading description								For each Ordinary Share purchased under the SEDA, YA will pay 93% of the lowest daily VWAP (as defined below) of the Ordinary Shares during the five consecutive trading days (or, commencing June 2016, three consecutive trading days), following the date of an advance notice from the Company (provided such VWAP is greater than or equal to 90% of the last closing price of the Ordinary shares at the time of delivery of the advance notice). Notwithstanding the forgoing, the notice shall not exceed $500.
Ordinary shares, shares authorized			400,000			4,000,000		6,000,000	6,000,000
Increase in authorized share						2,000,000
Increase in common shares authorized prior to amendment						6,000,000
Stock option compensation expenses								$ 81	$ 67	60
Shares issued, Price per share			$ 2.50
Issuance expenses			$ 65
Business acquisition, description					The Company issued 20,858 Ordinary Shares (equivalent to $62) to officers of the Company as year 2018 Bonus payments approved by the Board of Directors and shareholders.
Gross proceeds			$ 1
Warrant, description			The warrants shall be exercisable for 3.5 years and shall be subject to a three-year vesting period as follows: one third of the warrants shall vest annually (upon the lapse of 12 months, 24 months and 36 months from issuance), provided that on the applicable vesting date the investor did not sell any of the Ordinary Shares purchased on the private placement. Vesting of all of the warrants shall be accelerated in the event that any one or more shareholders acting together acquire a block of 40% of the Company’s issued and outstanding share capital. In addition, the Company issued 60,000 warrants as fees to a placement agent.
Warrants issued			240,000
Warrants exercise price			$ 3.30
Standby Equity Distribution Agreement Two [Member]
Shareholders' Equity (Textual)
Agreement period, description									Forty-month period.
Standby Equity Distribution Agreement Three [Member]
Shareholders' Equity (Textual)
Agreement period, description									Four-year.
Stock Option [Member]
Shareholders' Equity (Textual)
Stock option compensation expenses								$ 81	$ 67	$ 60
Options still available for future grants								238,381
Vesting period								5 years
Stock option plan expiration date							May 31, 2023
Weighted-average grant-date fair value of options granted								$ 1.97	$ 2.58	$ 2.16
Weighted-average grant-date fair value of unvested options								$ 2.18
Total intrinsic value of options exercised								$ 0	$ 0	$ 0
Unrecognized compensation cost related to non-vested share-based compensation arrangements								$ 155	$ 163
Share based compensation options description							On November 2016 , December 2017 and July 2018, the Company’s shareholders approved an increase in the number of options for Ordinary Shares available for issuance under the Plan by 125,000 ,100,000 and 200,000, respectively, resulting in 700,000 options for Ordinary Shares available for issuance under the Plan. Any option which is canceled or forfeited before expiration will become available for future grants.	Each option granted under the Plan expires five years from the date of the grant.
Options exercised								(125,195)
Ya Global [Member]
Shareholders' Equity (Textual)
Issuance of ordinary shares	$ 2,000	$ 1,300
Number of ordinary shares issued, shares								709,144	709,144	709,144
Number of ordinary shares issued								$ 1,448	$ 1,448	$ 1,448
Ordinary shares issued for commitment fee										67,307	28,930
Issuance expenses								$ 45	$ 45	$ 45
Options exercised				(125,195)
Exercise price of options				$ 316